Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 36,966	$ 27,068	$ 103,957	$ 74,441
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	34,279	25,057	95,323	68,476
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 2,687	$ 2,011	$ 8,634	$ 5,965